Borrowings - Principal Payments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Borrowings
Principal repayments on borrowings	$ 8,673.5
2023
Borrowings
Principal repayments on borrowings	372.1
2024
Borrowings
Principal repayments on borrowings	1,031.0
2025
Borrowings
Principal repayments on borrowings	802.3
2026
Borrowings
Principal repayments on borrowings	455.1
2027
Borrowings
Principal repayments on borrowings	510.4
Thereafter
Borrowings
Principal repayments on borrowings	5,502.6
Holding company
Borrowings
Principal repayments on borrowings	5,932.6
Holding company | 2024
Borrowings
Principal repayments on borrowings	282.5
Holding company | 2025
Borrowings
Principal repayments on borrowings	258.3
Holding company | 2026
Borrowings
Principal repayments on borrowings	423.9
Holding company | 2027
Borrowings
Principal repayments on borrowings	479.7
Holding company | Thereafter
Borrowings
Principal repayments on borrowings	4,488.2
Insurance and reinsurance companies
Borrowings
Principal repayments on borrowings	727.7
Insurance and reinsurance companies | 2023
Borrowings
Principal repayments on borrowings	0.3
Insurance and reinsurance companies | 2024
Borrowings
Principal repayments on borrowings	0.3
Insurance and reinsurance companies | 2025
Borrowings
Principal repayments on borrowings	510.3
Insurance and reinsurance companies | 2026
Borrowings
Principal repayments on borrowings	0.3
Insurance and reinsurance companies | 2027
Borrowings
Principal repayments on borrowings	0.3
Insurance and reinsurance companies | Thereafter
Borrowings
Principal repayments on borrowings	216.2
Non-insurance companies
Borrowings
Principal repayments on borrowings	2,013.2
Non-insurance companies | 2023
Borrowings
Principal repayments on borrowings	371.8
Non-insurance companies | 2024
Borrowings
Principal repayments on borrowings	748.2
Non-insurance companies | 2025
Borrowings
Principal repayments on borrowings	33.7
Non-insurance companies | 2026
Borrowings
Principal repayments on borrowings	30.9
Non-insurance companies | 2027
Borrowings
Principal repayments on borrowings	30.4
Non-insurance companies | Thereafter
Borrowings
Principal repayments on borrowings	$ 798.2